iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Airlines  —  1 .5%
Alaska Air Group, Inc.
(a)
...................... 19,674 $ 872,148
American Airlines Group, Inc.
(a)
................. 102,733 1,408,469
Copa Holdings SA , Class A , NVS
(a) (b)
............. 4,916 330,454
Delta Air Lines, Inc.
(a)
....................... 101,846 3,238,703
JetBlue Airways Corp.
(a)
..................... 51,580 434,304
Southwest Airlines Co.
(a)
..................... 94,219 3,591,628
United Airlines Holdings, Inc.
(a)
................. 51,884 1,906,737
11,782,443
a
Auto Components  —  1 .2%
Aptiv PLC
(a)
.............................. 43,015 4,511,843
BorgWarner, Inc. .......................... 37,981 1,460,749
Gentex Corp. ............................ 37,375 1,054,722
Lear Corp. .............................. 9,469 1,431,145
QuantumScape Corp.
(a) (b)
.................... 38,958 421,526
8,879,985
a
Automobiles  —  13 .0%
Ford Motor Co. ........................... 627,517 9,218,225
General Motors Co.
(a)
....................... 231,450 8,392,377
Harley-Davidson, Inc. ....................... 21,424 810,041
Lucid Group, Inc.
(a) (b)
........................ 83,854 1,530,336
Rivian Automotive, Inc. , Class A
(a)
............... 28,309 970,999
Tesla, Inc.
(a)
.............................. 87,872 78,333,494
Thor Industries, Inc. ........................ 8,416 709,721
99,965,193
a
Commercial Services & Supplies  —  0 .9%
Copart, Inc.
(a)
............................ 33,906 4,343,358
Driven Brands Holdings, Inc. .................. 8,699 264,276
IAA, Inc.
(a)
............................... 21,286 803,121
Rollins, Inc.
(b)
............................ 36,934 1,424,544
6,835,299
a
Distributors  —  1 .0%
Genuine Parts Co. ......................... 22,090 3,376,898
LKQ Corp. .............................. 42,110 2,309,313
Pool Corp. .............................. 6,207 2,220,244
7,906,455
a
Diversified Consumer Services  —  0 .7%
Bright Horizons Family Solutions, Inc.
(a)
........... 9,401 880,592
Grand Canyon Education, Inc.
(a)
................ 5,066 486,690
H&R Block, Inc. ........................... 26,152 1,045,034
Mister Car Wash, Inc.
(b)
...................... 12,103 140,395
Service Corp. International
(b)
.................. 24,558 1,828,589
Terminix Global Holdings, Inc.
(a)
................ 19,332 864,140
5,245,440
a
Entertainment  —  10 .6%
Activision Blizzard, Inc. ...................... 123,668 9,887,257
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
...... 81,517 1,186,887
Electronic Arts, Inc. ........................ 44,597 5,852,464
Liberty Media Corp.-Liberty Formula One , Class A
(a)
.. 3,350 207,667
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
................................ 31,917 2,163,015
Live Nation Entertainment, Inc.
(a)
............... 24,486 2,301,439
Madison Square Garden Sports Corp.
(a)
........... 3,013 463,339
Netflix, Inc.
(a)
............................. 69,704 15,676,430
Playtika Holding Corp.
(a)
..................... 16,429 201,584
Roblox Corp. , Class A
(a)
..................... 69,441 2,981,102
Spotify Technology SA
(a)
..................... 22,267 2,516,616
Take-Two Interactive Software, Inc.
(a)
............. 25,194 3,344,000
Walt Disney Co. (The)
(a)
..................... 273,588 29,027,687
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
................. 375,159 $ 5,627,385
World Wrestling Entertainment, Inc. , Class A
(b)
...... 6,848 474,635
81,911,507
a
Food & Staples Retailing  —  8 .1%
BJ's Wholesale Club Holdings, Inc.
(a)
............. 21,134 1,430,772
Costco Wholesale Corp. ..................... 59,587 32,254,443
Walmart, Inc. ............................. 218,721 28,882,108
62,567,323
a
Hotels, Restaurants & Leisure  —  15 .3%
Airbnb, Inc. , Class A
(a)
....................... 59,101 6,559,029
Aramark ................................ 36,875 1,231,625
Booking Holdings, Inc.
(a)
..................... 6,462 12,508,429
Boyd Gaming Corp. ........................ 12,756 708,085
Caesars Entertainment, Inc.
(a)
................. 32,634 1,491,047
Carnival Corp.
(a)
........................... 152,212 1,379,041
Chipotle Mexican Grill, Inc.
(a)
.................. 4,425 6,921,673
Choice Hotels International, Inc. ................ 5,353 647,017
Churchill Downs, Inc. ....................... 5,766 1,209,707
Darden Restaurants, Inc. .................... 19,824 2,467,890
Domino's Pizza, Inc. ........................ 5,717 2,241,693
DraftKings, Inc. , Class A
(a) (b)
................... 60,204 826,601
Expedia Group, Inc.
(a)
....................... 24,052 2,550,715
Hilton Worldwide Holdings, Inc. ................ 43,619 5,586,285
Hyatt Hotels Corp. , Class A
(a)
.................. 8,080 668,620
Las Vegas Sands Corp.
(a)
.................... 52,622 1,983,323
Marriott International, Inc. , Class A .............. 43,682 6,937,575
Marriott Vacations Worldwide Corp. .............. 6,478 886,968
McDonald's Corp. ......................... 110,153 29,010,996
MGM Resorts International ................... 56,642 1,853,893
Norwegian Cruise Line Holdings Ltd.
(a)
............ 66,458 807,465
Penn National Gaming, Inc.
(a)
.................. 26,424 912,949
Planet Fitness, Inc. , Class A
(a)
................. 13,425 1,058,024
Royal Caribbean Cruises Ltd.
(a)
................ 35,041 1,356,437
Six Flags Entertainment Corp.
(a)
................ 12,251 277,730
Starbucks Corp. ........................... 182,620 15,482,524
Travel + Leisure Co. ........................ 13,330 574,656
Vail Resorts, Inc. .......................... 6,401 1,517,869
Wendy's Co. (The) ......................... 27,463 577,547
Wyndham Hotels & Resorts, Inc. ............... 14,402 999,643
Wynn Resorts Ltd.
(a)
........................ 16,896 1,072,558
Yum! Brands, Inc. ......................... 45,560 5,582,922
117,890,536
a
Household Durables  —  2 .5%
DR Horton, Inc. ........................... 51,385 4,009,572
Garmin Ltd. .............................. 24,526 2,394,228
Leggett & Platt, Inc. ........................ 21,164 838,941
Lennar Corp. , Class A ....................... 40,474 3,440,290
Lennar Corp. , Class B ...................... 2,387 162,030
Newell Brands, Inc. ........................ 60,049 1,213,590
NVR, Inc.
(a)
.............................. 479 2,104,295
PulteGroup, Inc. .......................... 37,626 1,641,246
Tempur Sealy International, Inc. ................ 27,257 749,022
Toll Brothers, Inc. .......................... 17,483 859,814
Whirlpool Corp. ........................... 8,753 1,513,131
18,926,159
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
......................... 16,194 307,848
a
Internet & Direct Marketing Retail  —  15 .9%
Amazon.com, Inc.
(a)
........................ 854,338 115,292,913
eBay, Inc. ............................... 89,212 4,338,380

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Internet & Direct Marketing Retail (continued)
Etsy, Inc.
(a) (b)
............................. 20,113 $ 2,086,120
Wayfair, Inc. , Class A
(a) (b)
..................... 12,256 660,721
122,378,134
a
Leisure Products  —  0 .7%
Hasbro, Inc. ............................. 20,822 1,639,108
Mattel, Inc.
(a)
............................. 55,911 1,297,135
Peloton Interactive, Inc. , Class A
(a)
.............. 47,372 449,560
Polaris, Inc. .............................. 8,991 1,054,464
YETI Holdings, Inc.
(a) (b)
...................... 13,963 708,902
5,149,169
a
Media  —  1 .9%
Fox Corp. , Class A , NVS ..................... 49,358 1,634,244
Fox Corp. , Class B ......................... 23,078 713,110
Interpublic Group of Companies, Inc. (The) ........ 62,545 1,868,219
Liberty Media Corp.-Liberty SiriusXM , Class A
(a) (b)
.... 11,962 476,686
Liberty Media Corp.-Liberty SiriusXM , Class C , NVS
(a)
. 24,622 980,448
New York Times Co. (The) , Class A .............. 26,160 835,812
News Corp. , Class A , NVS ................... 61,398 1,052,361
News Corp. , Class B ....................... 19,210 331,949
Nexstar Media Group, Inc. , Class A .............. 6,184 1,164,880
Omnicom Group, Inc. ....................... 32,371 2,260,791
Paramount Global , Class A ................... 1,291 34,908
Paramount Global , Class B , NVS ............... 91,758 2,170,077
Sirius XM Holdings, Inc.
(b)
.................... 113,044 755,134
14,278,619
a
Multiline Retail  —  3 .8%
Dollar General Corp. ....................... 36,415 9,046,578
Dollar Tree, Inc.
(a)
.......................... 33,820 5,592,475
Kohl's Corp. ............................. 20,365 593,436
Macy's, Inc. ............................. 44,890 792,308
Nordstrom, Inc. ........................... 17,978 422,663
Ollie's Bargain Outlet Holdings, Inc.
(a)
............ 9,930 585,374
Target Corp. ............................. 73,770 12,052,543
29,085,377
a
Personal Products  —  1 .4%
Coty, Inc. , Class A
(a) (b)
....................... 55,149 403,691
Estee Lauder Companies, Inc. (The) , Class A
(b)
...... 36,542 9,979,620
10,383,311
a
Professional Services  —  0 .2%
Nielsen Holdings PLC ....................... 56,981 1,364,695
a
Road & Rail  —  1 .3%
AMERCO ............................... 1,431 768,561
Avis Budget Group, Inc.
(a)
.................... 4,690 853,721
Hertz Global Holdings, Inc.
(a) (b)
................. 36,750 787,185
Lyft, Inc. , Class A
(a)
......................... 48,743 675,578
Uber Technologies, Inc.
(a)
.................... 300,497 7,046,655
10,131,700
a
Software  —  0 .4%
Trade Desk, Inc. (The) , Class A
(a)
............... 69,814 3,141,630
a
Specialty Retail  —  14 .4%
Advance Auto Parts, Inc. ..................... 9,718 1,881,599
AutoNation, Inc.
(a)
.......................... 6,310 749,249
AutoZone, Inc.
(a) (b)
......................... 3,158 6,749,878
Bath & Body Works, Inc. ..................... 38,010 1,350,875
Best Buy Co., Inc. ......................... 32,034 2,466,298
Security Shares Value
a
Specialty Retail (continued)
Burlington Stores, Inc.
(a)
..................... 10,471 $ 1,477,772
CarMax, Inc.
(a)
............................ 25,517 2,539,962
Carvana Co., Class A
(a) (b)
..................... 16,565 482,870
Dick's Sporting Goods, Inc. ................... 8,832 826,587
Five Below, Inc.
(a)
.......................... 8,681 1,103,095
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 16,416 1,322,637
GameStop Corp. , Class A
(a) (b)
.................. 42,696 1,452,091
Gap, Inc. (The) ........................... 31,463 302,674
Home Depot, Inc. (The) ..................... 109,677 33,006,196
Leslie's, Inc.
(a) (b)
........................... 25,197 381,987
Lithia Motors, Inc. ......................... 4,536 1,203,310
Lowe's Companies, Inc. ..................... 105,356 20,178,835
O'Reilly Automotive, Inc.
(a)
.................... 10,398 7,315,929
Penske Automotive Group, Inc. ................ 4,366 499,863
Petco Health & Wellness Co., Inc.
(a) (b)
............ 12,768 177,731
RH
(a)
.................................. 2,764 772,344
Ross Stores, Inc. .......................... 54,931 4,463,693
TJX Companies, Inc. (The) ................... 186,986 11,436,064
Tractor Supply Co. ......................... 17,795 3,407,387
Ulta Beauty, Inc.
(a)
......................... 8,175 3,179,339
Victoria's Secret & Co.
(a)
..................... 13,143 485,765
Williams-Sonoma, Inc. ...................... 11,068 1,598,441
110,812,471
a
Textiles, Apparel & Luxury Goods  —  5 .0%
Capri Holdings Ltd.
(a)
....................... 22,897 1,114,626
Carter's, Inc. ............................. 6,265 510,472
Columbia Sportswear Co. .................... 5,801 429,332
Deckers Outdoor Corp.
(a)
..................... 4,304 1,348,056
Hanesbrands, Inc. ......................... 55,434 619,752
Lululemon Athletica, Inc.
(a)
.................... 17,771 5,518,073
Nike, Inc. , Class B ......................... 195,157 22,427,442
PVH Corp. .............................. 10,690 661,925
Ralph Lauren Corp. ........................ 7,263 716,350
Skechers USA, Inc. , Class A
(a)
................. 21,272 807,485
Tapestry, Inc. ............................. 42,005 1,412,628
Under Armour, Inc. , Class A
(a)
.................. 29,940 277,244
Under Armour, Inc. , Class C , NVS
(a)
............. 34,671 286,383
VF Corp. ............................... 55,576 2,483,136
38,612,904
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
............... 7,078 986,178
a
Total Common Stocks — 99.9%
(Cost: $ 928,137,078 ) ................................ 768,542,376
Total Long-Term Investments — 99.9%
(Cost: $ 928,137,078 ) ................................ 768,542,376
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 24,967,898 24,967,898
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 705,000 705,000
a
Total Short-Term Securities — 3.3%
(Cost: $ 25,665,660 ) ................................. 25,672,898
Total Investments — 103.2%
(Cost: $ 953,802,738 ) ................................ 794,215,274
Liabilities in Excess of Other Assets — ( 3 .2 ) % ............... (24,871,525)
Net Assets — 100.0% ................................. $ 769,343,749

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 26,606,180  $ —  $ (1,641,211)
(a)
$ 4,654  $ (1,725) $ 24,967,898  24,967,898  $ 98,396
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 620,000  85,000
(a)
—  —  —  705,000  705,000  1,770  —
$ 4,654  $ (1,725)
$ 25,672,898
$ 100,166  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 2 09/16/22 $ 413 $ 17,836
S&P Consumer Discretionary Select Sector E-Mini Index ........................................... 2 09/16/22 330 37,996
$ 55,832

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 768,542,376  $ —  $ —  $ 768,542,376
Short-Term Securities
Money Market Funds ...................................... 25,672,898  —  —  25,672,898
$ 794,215,274  $ —  $ —  $ 794,215,274
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 55,832  $ —  $ —  $ 55,832
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares